Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Global Income Trust
Entity Central Index Key	0000794614
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Global Income Trust
Class Name	Class A
Trading Symbol	PGGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$92	0.90%
[1]
Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class A shares of Putnam Global Income Trust returned 5.24%. The Fund compares its performance to the  Bloomberg Global Aggregate Index, which returned 5.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓
The Fund utilized interest rate futures, swaps and swaptions to manage its duration and yield curve exposure. Currency forwards and credit default swaps were used to manage the Fund’s currency exposure and credit exposures. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class A	5.24	-1.47	0.98
Class A (with sales charge)	1.03	-2.27	0.56
Bloomberg Global Aggregate Index	5.69	-1.63	1.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 213,212,007
Holdings Count | $ / shares	674
Advisory Fees Paid, Amount	$ 576,307
Investment Company Portfolio Turnover	241.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$213,212,007
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	674
Total Management Fee Paid	$576,307
Portfolio Turnover Rate	241%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[2]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Global Income Trust
Class Name	Class C
Trading Symbol	PGGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$169	1.65%
[3]
Expenses Paid, Amount	$ 169
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class C shares of Putnam Global Income Trust returned 4.47%. The Fund compares its performance to the  Bloomberg Global Aggregate Index, which returned 5.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓
The Fund utilized interest rate futures, swaps and swaptions to manage its duration and yield curve exposure. Currency forwards and credit default swaps were used to manage the Fund’s currency exposure and credit exposures. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class C	4.47	-2.21	0.37
Class C (with sales charge)	3.47	-2.21	0.37
Bloomberg Global Aggregate Index	5.69	-1.63	1.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 213,212,007
Holdings Count | $ / shares	674
Advisory Fees Paid, Amount	$ 576,307
Investment Company Portfolio Turnover	241.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$213,212,007
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	674
Total Management Fee Paid	$576,307
Portfolio Turnover Rate	241%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Global Income Trust
Class Name	Class R
Trading Symbol	PGBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$118	1.15%
[5]
Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R shares of Putnam Global Income Trust returned 4.98%. The Fund compares its performance to the  Bloomberg Global Aggregate Index, which returned 5.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓
The Fund utilized interest rate futures, swaps and swaptions to manage its duration and yield curve exposure. Currency forwards and credit default swaps were used to manage the Fund’s currency exposure and credit exposures. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R	4.98	-1.71	0.73
Bloomberg Global Aggregate Index	5.69	-1.63	1.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 213,212,007
Holdings Count | $ / shares	674
Advisory Fees Paid, Amount	$ 576,307
Investment Company Portfolio Turnover	241.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$213,212,007
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	674
Total Management Fee Paid	$576,307
Portfolio Turnover Rate	241%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[6]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Global Income Trust
Class Name	Class R5
Trading Symbol	PGGDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$57	0.55%
[7]
Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.55%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R5 shares of Putnam Global Income Trust returned 5.63%. The Fund compares its performance to the  Bloomberg Global Aggregate Index, which returned 5.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓
The Fund utilized interest rate futures, swaps and swaptions to manage its duration and yield curve exposure. Currency forwards and credit default swaps were used to manage the Fund’s currency exposure and credit exposures. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R5	5.63	-1.11	1.32
Bloomberg Global Aggregate Index	5.69	-1.63	1.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 213,212,007
Holdings Count | $ / shares	674
Advisory Fees Paid, Amount	$ 576,307
Investment Company Portfolio Turnover	241.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$213,212,007
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	674
Total Management Fee Paid	$576,307
Portfolio Turnover Rate	241%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Global Income Trust
Class Name	Class R6
Trading Symbol	PGGEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$49	0.48%
[9]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class R6 shares of Putnam Global Income Trust returned 5.61%. The Fund compares its performance to the  Bloomberg Global Aggregate Index, which returned 5.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓
The Fund utilized interest rate futures, swaps and swaptions to manage its duration and yield curve exposure. Currency forwards and credit default swaps were used to manage the Fund’s currency exposure and credit exposures. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class R6	5.61	-1.05	1.40
Bloomberg Global Aggregate Index	5.69	-1.63	1.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 213,212,007
Holdings Count | $ / shares	674
Advisory Fees Paid, Amount	$ 576,307
Investment Company Portfolio Turnover	241.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$213,212,007
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	674
Total Management Fee Paid	$576,307
Portfolio Turnover Rate	241%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[10]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Global Income Trust
Class Name	Class Y
Trading Symbol	PGGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Global Income Trust for the period November 1, 2024, to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$67	0.65%
[11]
Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2025, Class Y shares of Putnam Global Income Trust returned 5.52%. The Fund compares its performance to the  Bloomberg Global Aggregate Index, which returned 5.69% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Corporate credit exposures across investment-grade and high-yield contributed to performance, as spreads tightened over the period.
↑
Commercial mortgage-backed securities (CMBS) contributed to performance. Availability of financing for commercial borrowers has improved as floating-rate private label CMBS (Single Asset Single Borrower ‘SASB’) and private credit have helped fill the void left by regional banks, commercial real estate fundamentals have shown signs of improvement, and rising transaction volumes are providing more price transparency.

↑
Residential mortgage-backed securities contributed to performance. U.S. homeowner balance sheets remain well positioned, supported by locked in home price appreciation, lower household leverage, strong underwriting standards, and a relatively healthy labor market.

Top detractors from performance:
↓
The Fund utilized interest rate futures, swaps and swaptions to manage its duration and yield curve exposure. Currency forwards and credit default swaps were used to manage the Fund’s currency exposure and credit exposures. In aggregate, these derivatives detracted from performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2025

	1 Year	5 Year	10 Year
Class Y	5.52	-1.21	1.23
Bloomberg Global Aggregate Index	5.69	-1.63	1.10

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Nov. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 213,212,007
Holdings Count | $ / shares	674
Advisory Fees Paid, Amount	$ 576,307
Investment Company Portfolio Turnover	241.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of October 31, 2025)

Total Net Assets	$213,212,007
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	674
Total Management Fee Paid	$576,307
Portfolio Turnover Rate	241%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025) Portfolio Composition* (% of Total Investments)	[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
This is a summary of certain changes to the Fund since November 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
*	Does not include derivatives, except purchased options, if any.

[11]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[12]
*	Does not include derivatives, except purchased options, if any.